CONSOLIDATED BALANCE SHEETS Parenthetical (USD $) In Millions, except Share data, unless otherwise specified	Jun. 28, 2013	Mar. 29, 2013	Mar. 30, 2012
Current assets:
Allowance for doubtful accounts	$ 41	$ 48	$ 51
Less: accumulated depreciation and amortization	3,443	3,467	3,703
Intangible and other assets:
Accumulated Amortization	2,860	2,772	3,027
CSC stockholders' equity:
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common stock, authorized (in shares)	750,000,000	750,000,000	750,000,000
Common stock, issued (in shares)	156,924,684	158,984,279	163,719,508
Preferred stock, par value (in dollars per share)		$ 1	$ 1
Preferred stock, authorized (in shares)		1,000,000	1,000,000
Preferred stock, shares issued (in shares)		0	0
Common stock in treasury, at cost (in shares)	8,960,516	8,819,517	8,518,540
Software [Member]
Intangible and other assets:
Accumulated Amortization	1,576	1,523	1,481
Outsourcing contract costs [Member]
Intangible and other assets:
Accumulated Amortization	$ 996	$ 968	$ 1,240